Investment Securities - Narrative (Details) $ in Thousands	Dec. 31, 2023 USD ($) security	Dec. 31, 2022 USD ($) security
Investments, Debt and Equity Securities [Abstract]
Number of securities consisted in portfolio | security	385	439
Number of securities in loss position | security	370	436
Aggregate fair value of securities in loss position	$ 172,671	$ 249,619
Loss position for 12 months or longer	155,243	119,799
Aggregate unrealized loss included in accumulated other comprehensive income (loss)	$ 27,287	$ 46,409